Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Timing of Equity Awards
Pursuant to our compensation programs, we may grant equity awards and stock options to certain employees from time to time; however, no stock options have been granted to our NEOs (as defined below) in 2025. Accordingly, we have not adopted a formal policy regarding the timing of equity award grants, including stock option grants. However, the CHC Committee generally approves equity award grants during a regularly scheduled meeting in February of each year. On occasion, the CHC Committee may grant equity awards outside of our annual grant cycle for new hires, promotions, recognition, retention or other purposes. While the CHC Committee has discretionary authority to grant equity awards to our NEOs outside of the cycle described above, the CHC Committee does not grant equity awards in anticipation of the release of material nonpublic information, nor is the timing of disclosures of material nonpublic information based on planned equity grant dates.

Award Timing Method	Pursuant to our compensation programs, we may grant equity awards and stock options to certain employees from time to time; however, no stock options have been granted to our NEOs (as defined below) in 2025. Accordingly, we have not adopted a formal policy regarding the timing of equity award grants, including stock option grants. However, the CHC Committee generally approves equity award grants during a regularly scheduled meeting in February of each year. On occasion, the CHC Committee may grant equity awards outside of our annual grant cycle for new hires, promotions, recognition, retention or other purposes.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	While the CHC Committee has discretionary authority to grant equity awards to our NEOs outside of the cycle described above, the CHC Committee does not grant equity awards in anticipation of the release of material nonpublic information, nor is the timing of disclosures of material nonpublic information based on planned equity grant dates.
MNPI Disclosure Timed for Compensation Value	false